BORROWINGS - Bank and Oher Borrowings (Details) ¥ in Thousands	Sep. 30, 2024 CNY (¥)
BORROWINGS
For the three months ended December 31, 2024	¥ 418,786
2025	1,977,643
2026	1,445,646
2027	1,105,216
2028	1,030,975
2029 and thereafter	¥ 3,243,150